FAIR VALUE AND RISK MANAGEMENT - Contractual maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contractual maturities
Unsecured debentures	$ 1,900,000
Unsecured term loans	1,174,685
Derivatives	8,429
Unsecured debentures, net of derivatives	222,152
Unsecured term loans, net of derivatives	72,003
Accounts payable and accrued liabilities	94,336	$ 114,775
Distributions payable	17,415	$ 16,991
Total payments	3,489,020
2024
Contractual maturities
Unsecured debentures
Unsecured term loans	244,283
Derivatives	0
Unsecured debentures, net of derivatives	44,891
Unsecured term loans, net of derivatives	35,951
Accounts payable and accrued liabilities	91,390
Distributions payable	17,415
Total payments	433,930
2025
Contractual maturities
Unsecured debentures	0
Unsecured term loans	528,180
Derivatives	0
Unsecured debentures, net of derivatives	44,891
Unsecured term loans, net of derivatives	29,274
Accounts payable and accrued liabilities	1,570
Distributions payable	0
Total payments	603,915
2026
Contractual maturities
Unsecured debentures	0
Unsecured term loans	402,222
Derivatives	2,105
Unsecured debentures, net of derivatives	44,891
Unsecured term loans, net of derivatives	6,778
Accounts payable and accrued liabilities	1,376
Distributions payable	0
Total payments	457,372
2027
Contractual maturities
Unsecured debentures	500,000
Unsecured term loans
Derivatives	0
Unsecured debentures, net of derivatives	37,528
Unsecured term loans, net of derivatives	0
Accounts payable and accrued liabilities	0
Distributions payable	0
Total payments	537,528
2028
Contractual maturities
Unsecured debentures	500,000
Unsecured term loans	0
Derivatives	3,067
Unsecured debentures, net of derivatives	30,165
Unsecured term loans, net of derivatives	0
Accounts payable and accrued liabilities	0
Distributions payable	0
Total payments	533,232
Thereafter
Contractual maturities
Unsecured debentures	900,000
Unsecured term loans	0
Derivatives	3,257
Unsecured debentures, net of derivatives	19,786
Unsecured term loans, net of derivatives	0
Accounts payable and accrued liabilities	0
Distributions payable	0
Total payments	$ 923,043